INTANGIBLE ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
INTANGIBLE ASSETS, NET
Amortization expense	¥ 6,702	$ 972	¥ 3,019	¥ 1,454
Estimated amortization expense, Year 1	6,175				$ 895
Estimated amortization expense, Year 2	4,936				716
Estimated amortization expense, Year 3	4,074				591
Estimated amortization expense, Year 4	3,421				496
Estimated amortization expense, Year 5	¥ 1,601				$ 232